Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning of the period at Sep. 30, 2019	$ 172,612	$ 37,885,151	$ (38,865,060)	$ (807,297)
Balance at the beginning of the period (in shares) at Sep. 30, 2019	172,612,233
Net loss	$ 0	0	(4,691,377)	(4,691,377)
Issuance of common stock and warrants, net of financing costs	$ 14,286	2,152,876	0	2,167,162
Issuance of common stock and warrants, net of financing costs (in shares)	14,285,714
Shares issued for the exercise of stock options	$ 5,182	927,546	0	932,728
Shares issued for the exercise of stock options (in shares)	5,181,819
Issuance of restricted stock	$ 965	(965)	0	0
Issuance of restricted stock (in shares)	965,000
Stock based compensation expense	$ 0	898,293	0	898,293
Balance at the ending of the period at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	$ (1,500,491)
Balance at the ending of the period (in shares) at Sep. 30, 2020	193,044,766			193,044,766
Net loss	$ 0		(6,240,482)	$ (6,240,482)
Issuance of common stock and warrants, net of financing costs	$ 43,125	6,176,108		6,219,233
Issuance of common stock and warrants, net of financing costs (in shares)	43,125,004
Vesting of restricted stock issued	$ 550	(550)
Vesting of restricted stock issued (in shares)	550,000
Stock based compensation expense		496,066		496,066
Balance at the ending of the period at Sep. 30, 2021	$ 236,720	$ 48,534,525	$ (49,796,919)	$ (1,025,674)
Balance at the ending of the period (in shares) at Sep. 30, 2021	236,719,770			236,719,770